UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 1/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2007 (Unaudited)

DWS Short Duration Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 14.7%
Consumer Discretionary 1.4%
DaimlerChrysler NA Holding Corp., Series E, 5.901% *, 10/31/2008	371,000	372,644
Viacom, Inc., 5.75%, 4/30/2011	1,185,000	1,186,289

		1,558,933
Energy 0.8%
Anadarko Petroleum Corp., 5.76% *, 9/15/2009	530,000	531,333

Enterprise Products Operating LP, 7.5%, 2/1/2011	300,000	319,352

		850,685
Financials 6.9%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	220,000	236,452
American General Finance Corp.:
Series H, 4.625%, 9/1/2010	625,000	607,361
Series I, 4.875%, 5/15/2010	626,000	616,595
Capital One Bank, 5.0%, 6/15/2009	400,000	396,952
Citizens Property Insurance Corp., Series 1997-A, 144A, 6.85%, 8/25/2007	585,000	589,220
Erac USA Finance Co., 144A, 5.61% *, 4/30/2009	1,389,000	1,391,914
Popular North America, Inc., Series F, 5.2%, 12/12/2007	297,000	295,976
Residential Capital Corp., 144A, 7.19% *, 4/17/2009	1,100,000	1,104,318
Sovereign Bancorp, Inc., 144A, 4.8%, 9/1/2010	1,079,000	1,052,444
The Goldman Sachs Group, Inc., 5.0%, 1/15/2011	920,000	909,940
Wachovia Capital Trust III, 5.8%, 3/15/2042	585,000	589,033

		7,790,205
Telecommunication Services 0.2%
Ubiquitel Operating Co., 9.875%, 3/1/2011	170,000	182,771
Utilities 5.4%
Ameren Corp., 4.263%, 5/15/2007	435,000	433,193
CC Funding Trust I, 6.9%, 2/16/2007	505,000	505,143
Centerior Energy Corp., Series B, 7.13%, 7/1/2007	180,000	181,117
Commonwealth Edison Co., Series 99, 3.7%, 2/1/2008	445,000	436,852
Dominion Resources, Inc., Series 06-B, 6.3%, 9/30/2066	1,600,000	1,611,477
Entergy Gulf States, Inc., 5.12%, 8/1/2010	605,000	590,122
Northeast Utilities, Series B, 3.3%, 6/1/2008	885,000	860,131
PSI Energy, Inc., 7.85%, 10/15/2007	810,000	821,704
Public Service Co. of New Mexico, 4.4%, 9/15/2008	650,000	638,301

		6,078,040

Total Corporate Bonds (Cost $16,455,465)		16,460,634
Foreign Bonds - US$ Denominated 6.6%
Energy 0.8%
Transocean, Inc., 5.566% *, 9/5/2008	950,000	950,755
Financials 4.5%
Banco Mercantil del Norte SA, Series A, 144A, 6.135%, 10/13/2016	527,000	527,303
Deutsche Telekom International Finance BV, 5.375%, 3/23/2011	1,380,000	1,374,708
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	850,000	894,030
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	1,325,000	1,367,599
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	572,000	630,252
Stoneheath Re, 6.868%, 12/29/2049	275,000	273,350

		5,067,242
Telecommunication Services 1.3%
Telecom Italia Capital:
4.0%, 1/15/2010	918,000	878,273
6.2%, 7/18/2011	514,000	521,185

		1,399,458

Total Foreign Bonds - US$ Denominated (Cost $7,359,869)		7,417,455

Asset Backed 13.4%
Automobile Receivables 3.0%
AmeriCredit Automobile Receivables Trust, "A2", Series 2007-AX, 5.29%, 11/6/2010	1,310,000	1,308,727
Household Automotive Trust, "A2", Series 2006-3, 5.38%, 12/17/2009	1,370,000	1,370,075
LAI Vehicle Lease Securitization Trust, "A", Series 2005-A, 144A, 4.56%, 11/15/2012	705,369	698,337
MMCA Automobile Trust, "B", Series 2002-2, 4.67%, 3/15/2010	21,008	20,988

		3,398,127
Home Equity Loans 10.4%
Advanta Mortgage Loan Trust, "A6", Series 2000-2, 7.72%, 3/25/2015	63,181	63,150
Asset Backed Funding Certificates, "A3A", Series 2006-OPT3, 5.38% *, 11/25/2036	919,740	919,808
Chase Funding Mortgage Loan Asset-Backed Certificates, "1A3", Series 2003-6, 3.34%, 5/25/2026	795,990	783,203
Citifinancial Mortgage Securities, Inc., "AF2", Series 2004-1, 2.645%, 4/25/2034	629,336	614,740
Countrywide Asset-Backed Certificates, "2A3", Series 2005-12, 5.069%, 2/25/2036	705,000	697,617
Credit-Based Asset Servicing and Securities, "A4", Series 2004-CB4, 5.497%, 5/25/2035	370,979	369,508
First Franklin Mortgage Loan NIM, "A", Series 2005-FFH2, 144A, 4.75%, 4/27/2035	2,339	2,333
Household Home Equity Loan Trust:
"A1F", Series 2006-4, 5.79%, 3/20/2036	771,291	769,848
"A1F", Series 2006-3, 5.98%, 3/20/2036	858,465	857,313
Merrill Lynch Mortgage Investors Trust, "A1A", Series 2005-NCB, 5.451%, 7/25/2036	147,611	146,982
Merrill Lynch Mortgage Investors, Inc., "N1", Series 2005-NC1N, 144A, 5.0%, 10/25/2035	16,404	16,325
New Century Home Equity Loan Trust, "A2", Series 2005-A, 4.461%, 8/25/2035	455,376	451,639
Renaissance Home Equity Loan Trust:
"AF2", Series 2005-2, 4.361%, 8/25/2035	516,878	513,683
"AF3", Series 2005-2, 4.499%, 8/25/2035	1,088,000	1,075,924
"AF2", Series 2005-3, 4.723%, 11/25/2035	1,155,000	1,148,062
"AF1", Series 2006-4, 5.545%, 1/25/2037	567,361	565,197
"AF1", Series 2006-3, 5.917%, 11/25/2036	950,304	948,395
Residential Asset Mortgage Products, Inc.:
"AI3", Series 2004-RS4, 4.003%, 1/25/2030	162,366	161,654
"AI5", Series 2003-RS9, 4.99%, 3/25/2031	397,717	395,102
Residential Asset Securities Corp., "AI3", Series 2004-KS9, 3.79%, 8/25/2029	400,956	396,049
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036	303,823	303,019
Southern Pacific Secured Assets Corp., "A8", Series 1998-2, 6.37%, 7/25/2029	238,639	237,740
Wells Fargo Home Equity Trust, "AI2", Series 2004-2, 3.45%, 5/25/2034	163,361	162,756

		11,600,047

Total Asset Backed (Cost $15,022,795)		14,998,174
US Government Agency Sponsored Pass-Throughs 1.6%
Federal Home Loan Mortgage Corp.:
5.5%, with various maturities from 1/1/2008 until 3/1/2010	306,258	306,722
6.0%, with various maturities from 10/1/2008 until 11/1/2009	83,282	83,915
7.0%, with various maturities from 3/1/2013 until 10/1/2036	386,457	395,431

Federal National Mortgage Association:
6.0%, with various maturities from 6/1/2009 until 7/1/2017	924,839	933,194
8.5%, 10/1/2010	8,391	8,542

Total US Government Agency Sponsored Pass-Throughs (Cost $1,757,052)		1,727,804
Commercial and Non-Agency Mortgage-Backed Securities 30.6%
ABN AMRO Mortgage Corp., "A5", Series 2003-4, 4.75%, 3/25/2033	412,971	409,612
American Home Mortgage Investment Trust, "5A3", Series 2005-2, 5.077%, 9/25/2035	770,000	761,756
Banc of America Commercial Mortgage, Inc., "A1A", Series 2000-1, 7.109%, 11/15/2031	927,496	935,334

Banc of America Mortgage Securities, "2A2", Series 2003-1, 5.25%, 2/25/2018	522,919	518,342
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2004-12, 4.46% *, 2/25/2035	622,270	609,946
Cendant Mortgage Corp.:
"A5", Series 2003-1, 5.5%, 2/25/2033	759,061	755,153
"A6", Series 2003-1, 5.5%, 2/25/2033	82,733	82,321
Chase Mortgage Finance Corp., "2A1", Series 2004-S3, 5.25%, 3/25/2034	480,401	476,286
Citicorp Mortgage Securities, Inc.:
"1A1", Series 2003-5, 5.5%, 4/25/2033	334,099	332,023
"1A1", Series 2004-8, 5.5%, 10/25/2034	1,128,800	1,122,903
Citigroup Mortgage Loan Trust, Inc.:
"1A2", Series 2006-AR2, 5.545% *, 3/25/2036	2,010,981	2,003,805
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	774,949	787,552
Countrywide Alternative Loan Trust:
"1A1", Series 2004-2CB, 4.25%, 3/25/2034	614,643	602,322
"A2", Series 2003-6T2, 5.0%, 6/25/2033	389,982	387,825
"2A1", Series 2004-28CB, 5.0%, 1/25/2035	392,521	386,953
"A2", Series 2004-29CB, 5.0%, 1/25/2035	493,208	485,180
"A2", Series 2002-18, 5.25%, 2/25/2033	860,924	852,504
"1A5", Series 2003-J1, 5.25%, 10/25/2033	480,610	476,544
"1A15", Series 2005-J10, 5.5%, 10/25/2035	714,329	709,277
"1A1", Series 2004-J1, 6.0%, 2/25/2034	156,291	155,439
"A1", Series 2004-35T2, 6.0%, 2/25/2035	557,645	556,779
"A4", Series 2002-11, 6.25%, 10/25/2032	320,367	320,000
Countrywide Home Loans:
"A15", Series 2002-34, 4.75%, 1/25/2033	728,537	716,086
"A2", Series 2004-19, 5.25%, 10/25/2034	751,774	747,361
"2A17", Series 2004-13, 5.75%, 8/25/2034	1,149,653	1,143,469
DLJ Commercial Mortgage Corp., "A1A", Series 1999-CG2, 6.88%, 6/10/2032	131,113	131,298
Fisrt Horizon Mortgage Pass-Through Trust, "1A1", Series 2003-5, 5.25%, 4/25/2022	888,038	882,530
GMAC Commercial Mortgage Securities, Inc.:
"C", Series 1998-C1, 6.806%, 5/15/2030	375,000	379,617
"D", Series 1997-C1, 6.997%, 7/15/2029	1,010,000	1,015,585
GSAA Home Equity Trust, "AF3", Series 2004-NC1, 3.519%, 11/25/2033	94,986	93,966
Indymac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.39% *, 12/25/2036	1,086,715	1,078,678
JPMorgan Commercial Mortgage Finance Corp., "C", Series 1997-C5, 7.239%, 9/15/2029	1,625,000	1,626,638
Master Asset Securitization Trust, "2A1", Series 2004-4, 5.0%, 4/25/2034	884,757	871,471
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	110,000	107,163
Mortgage Capital Funding, Inc.:
"B", Series 1998-MC1, 6.779%, 3/18/2030	1,180,000	1,190,115
"F", Series 1997-MC2, 144A, 7.214%, 11/20/2027	385,000	385,484
Nationslink Funding Corp., "B", Series 1998-2, 6.795%, 8/20/2030	1,115,000	1,131,907
Residential Accredit Loans, Inc.:
"A6", Series 2002-QS19, 5.125%, 12/25/2032	951,852	943,780
"1A1", Series 2004-QS16, 5.5%, 12/25/2034	786,065	778,316
Residential Asset Mortgage Products, Inc., "A4", Series 2003-RZ4, 4.04%, 12/25/2030	799,471	793,698
Residential Asset Securitization Trust:
"2A1", Series 2003-A15, 5.25%, 2/25/2034	547,073	540,786
"A1", Series 2004-A1, 5.25%, 4/25/2034	558,300	546,990
Residential Funding Mortgage Security I:
"A2", Series 2003-S3, 5.25%, 2/25/2018	672,866	669,109
"2A2", Series 2007-SA1, 5.644%, 2/25/2037	855,000	855,501
TIAA Real Estate CDO Ltd.:
"A3", Series 2001-C1A, 144A, 6.56%, 6/19/2026	418,364	422,040
"A", Series 1999-1, 144A, 7.17%, 1/15/2032	358,276	359,144
Washington Mutual, "2A1", Series 2002-S8, 4.5%, 1/25/2018	370,089	367,782

Washington Mutual Mortgage Pass-Through Certificates, "1A1", Series 2006-AR18, 5.372%, 1/25/2037	850,400	843,453
Washington Mutual MSC Mortgage Pass-Through Certificate, "2A6", Series 2002-MS9, 5.25%, 12/25/2017	206,294	205,159
Wells Fargo Mortgage Backed Securities Trust:
"1A1", Series 2005-9, 4.75%, 10/25/2035	831,701	817,193
"1A22", Series 2003-3, 5.0%, 4/25/2033	45,509	45,321
"1A3", Series 2006-6, 5.75%, 5/25/2036	876,848	876,461

Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $34,793,248)		34,293,957
Municipal Bonds and Notes 5.9%
Brooklyn Park, MN, Economic Development Authority, Tax Increment Revenue, Series 3, 4.43%, 9/1/2009 (a)	405,000	394,413
California, Statewide Communities Development Authority Revenue, Taxable-Butte County Workers Notes, 3.59%, 5/1/2008 (a)	1,339,600	1,322,721
La Vernia, TX, Higher Education Finance Corp. Revenue, Southwest Winners, Series B, 5.7%, 2/15/2011 (a)	650,000	648,752
Los Angeles County, CA, Pension Obligation, Series D, 6.92%, 6/30/2007 (a)	500,000	503,175
Mission, KS, General Obligation, Series 2, 5.5%, 6/1/2008	1,500,000	1,499,745
Mount Laurel Township, NJ, Municipal Utilities Authority System Revenue, Series B, 2.85%, 7/1/2007 (a)	865,000	856,030
New Orleans, LA, Finance Authority Revenue, 5.85% **, 7/15/2021	715,000	715,000
Orlando, FL, Greater Orlando Aviation Authority, Airport Facilities Revenue, Series A, 5.42%, 10/1/2010 (a)	615,000	619,582
Willoughby, OH, Multi-Family Housing Mortgage Revenue, Oak Hill, Series B, 5.5%, 9/20/2007	40,000	39,922

Total Municipal Bonds and Notes (Cost $6,630,803)		6,599,340
Collateralized Mortgage Obligations 5.5%
Fannie Mae Whole Loan, "A2", Series 2004-W3, 3.75%, 5/25/2034	581,370	576,914
Federal Home Loan Mortgage Corp.:
"PN", Series 2544, 4.5%, 3/15/2026	554,909	550,047
"HG", Series 2543, 4.75%, 9/15/2028	144,389	143,101
"WJ", Series 2557, 5.0%, 7/15/2014	934,102	928,064
"AB", Series 3197, 5.5%, 8/15/2013	1,265,942	1,263,056
"N", Series 2141, 5.55%, 11/15/2027	369,767	368,941
"QE", Series 2113, 6.0%, 11/15/2027	205,138	205,348
"PE", Series 2123, 6.0%, 12/15/2027	118,258	118,388
"LA", Series 1343, 8.0%, 8/15/2022	287,999	304,790
Federal National Mortgage Association:
"GU", Series 2003-63, 4.0%, 7/25/2033	370,499	363,994
"AY", Series 2004-45, 4.5%, 12/25/2018	91,146	90,765
"PC", Series 2003-33, 4.5%, 3/25/2027	289,935	288,771
"OC", Series 2002-73, 5.0%, 4/25/2014	482,056	479,430
"LA", Series 2002-50, 5.0%, 12/25/2029	75,842	75,547
"A2", Series 1998-M6, 6.32%, 8/15/2008	429,181	432,503
"TP", Series 2002-65, 7.0%, 3/25/2031	9,431	9,423

Total Collateralized Mortgage Obligations (Cost $6,448,047)		6,199,082
Government National Mortgage Association 1.2%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $1,396,048)	1,326,805	1,356,046
US Treasury Obligations 17.3%
US Treasury Notes:
3.25%, 8/15/2007	6,410,000	6,347,650
4.75%, 3/31/2011 (b)	13,055,000	13,019,308

Total US Treasury Obligations (Cost $19,433,663)		19,366,958

			Shares	Value ($)

	Securities Lending Collateral 9.6%
Daily Assets Fund Institutional, 5.34% (c) (d) (Cost $10,712,250)			10,712,250	10,712,250
	Cash Equivalents 3.5%
Cash Management QP Trust, 5.31% (e) (Cost $3,877,650)			3,877,650	3,877,650
			% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 123,886,890)			109.9	123,009,350
Other Assets and Liabilities, Net			(9.9)	(11,061,930)

Net Assets			100.0	111,947,420

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of January 31, 2007.

**

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of January 31, 2007.

(a)	Bond is insured by one of these companies:
	Insurance Coverage	As a % of Total Investment Portfolio
	Ambac Assurance Corp.	1.1
	American Capital Access	0.5
	MBIA Corp.	1.6
	Radian Asset Assurance, Inc.	0.3
(b)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2007 amounted to $10,487,908 which is 9.4% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues have similar coupon rates and have been aggregated for presentation purposes in the investment portfolio.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Short Duration Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	March 21, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 March 21, 2007